UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return

Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1 – Reports to Stockholders

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Total Return Bond Fund, Inc.

FUND TYPE

Taxable bond

OBJECTIVE

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Total Return Bond Fund, Inc.

Dryden Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Total Return Bond Fund, Inc. is to seek total return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class L, 1.35%; Class M, 1.85%; Class R, 1.60%; Class X, 1.85%; Class Z, 0.85%. Net operating expenses apply to: Class A, 0.95%; Class B, 1.45%; Class C, 1.45%; Class L, 1.20%; Class M, 1.65%; Class R, 1.20%; Class X, 0.83%; Class Z, 0.70%, after voluntary and contractual reduction. The contractual reduction is through 2/28/2009.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	1.91%	4.19%	22.60%	60.57%	—
Class B	1.74	3.76	18.49	50.70	—
Class C	1.75	3.77	19.86	53.14	—
Class L	1.86	4.01	N/A	N/A	4.31% (3/5/07)
Class M	1.61	3.49	N/A	N/A	3.72 (3/5/07)
Class R	N/A	N/A	N/A	N/A	–0.07 (1/14/08)
Class X	1.98	4.43	N/A	N/A	4.81 (3/5/07)
Class Z	2.12	4.54	24.28	64.46	—
Lehman Brothers U.S. Aggregate Bond Index[2]	4.08	6.87	23.84	78.41	**
Lipper Intermediate Investment-Grade Debt Funds Avg.[3]	1.75	3.39	18.50	64.15	***

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Average Annual Total Returns[4] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–0.20%	3.39%	4.37%	—
Class B	–1.07	3.43	4.18	—
Class C	2.92	3.85	4.35	—
Class L	–0.19	N/A	N/A	–0.45% (3/5/07)
Class M	–2.34	N/A	N/A	–1.47 (3/5/07)
Class R	N/A	N/A	N/A	N/A (1/14/08)
Class X	–1.35	N/A	N/A	–0.50 (3/5/07)
Class Z	4.69	4.59	5.10	—
Lehman Brothers U.S. Aggregate Bond Index[2]	7.67	4.58	6.04	**
Lipper Intermediate Investment-Grade Debt Funds Avg.[3]	3.73	3.58	5.08	***

Distributions and Yields as of 4/30/08
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.31	4.64%
Class B	$0.28	4.36
Class C	$0.28	4.36
Class L	$0.30	4.61
Class M	$0.27	4.48
Class R	$0.17	4.58
Class X	$0.32	4.86
Class Z	$0.33	5.12

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6% and 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 years of returns.

2The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Dryden Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

3The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class X and Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 145.20% for Class A, Class B, and Class C; 7.45% for Class L, Class M, and Class X; and 105.70% for Class Z. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 7.02% for Class A, Class B, and Class C; 7.06% for Class L, Class M, and Class X; and 6.49% for Class Z. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

***Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) Closest Month-End to Inception cumulative total returns as of 4/30/08 are 121.61% for Class A, Class B, and Class C; 3.83% for Class L, Class M, and Class X; and 87.53% for Class Z. Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) Closest Month-End to Inception average annual total returns as of 3/31/08 are 6.15% for Class A, Class B, and Class C; 3.38% for Class L, Class M, and Class X; and 5.58% for Class Z. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 4/30/08
Federal National Mortgage Association, 6.50%, TBA 30 YR	5.4%
Federal National Mortgage Association, 5.00%, TBA 30 YR	3.5
Federal National Mortgage Association, 6.00%, TBA 30 YR	2.5
Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	2.4
Federal National Mortgage Association, 5.50%, 11/01/34	2.2

Issues reflect only long-term investments and are subject to change.

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Credit Quality* expressed as a percentage of net assets as of 4/30/08
U.S. Government & Agency	37.7%
Aaa	14.4
Aa	3.3
A	11.2
Baa	17.2
Ba	9.6
B	4.1
Caa	0.6
Not Rated	16.7
Total Investments	114.8
Liabilities in excess of other assets	–14.8
Net Assets	100.0%

* Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit Quality is subject to change.

Dryden Total Return Bond Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended October 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

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of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Total Return Bond Fund, Inc.		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,019.10	0.95%	$4.77
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77

Class B	Actual	$1,000.00	$1,017.40	1.45%	$7.27
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27

Class C	Actual	$1,000.00	$1,017.50	1.45%	$7.27
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27

Class L	Actual	$1,000.00	$1,018.60	1.20%	$6.02
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

Class M	Actual	$1,000.00	$1,016.10	1.65%	$8.27
	Hypothetical	$1,000.00	$1,016.66	1.65%	$8.27

Class R	Actual**	$1,000.00	$1,019.80	1.20%	$3.58
	Hypothetical	$1,000.00	$1,018.90	1.20%	$3.57

Class X	Actual	$1,000.00	$999.30	0.83%	$4.13
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

Class Z	Actual	$1,000.00	$1,021.20	0.70%	$3.52
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2008 (to reflect the six-month period) with the exception of the Class R ‘‘Actual’’ information which reflects the 108 day period ended April 30, 2008 due to its inception date of January 14, 2008. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class R shares commenced operations on January 14, 2008.

Dryden Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of April 30, 2008 (Unaudited)

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS 105.1%

ASSET BACKED SECURITIES 4.2%
Aa2	$387		ACE Securities Corp., Ser. 2004-OP1, Class M1, 3.415%, 4/25/34(h)	$349,379
Aaa	362		Ser. 2006-HE2, Class A2D, 3.165%, 5/25/36(h)	283,379
A3	533		Aegis Asset Backed Securities Trust, Ser. 2003-1, Class M1, 4.47%, 5/25/33(h)	338,787
Baa1	25	(f)	American Express Credit Account Master Trust, Ser. 2004-C, Class C, 3.216%, 2/15/12(h)	23,546
Aaa	361		American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 4.39%, 2/25/45(h)	327,967
Baa2	175		AmeriQuest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 5.82%, 10/25/31(h)	137,392
BB(e)	33		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 4.245%, 10/25/32(h)	23,941
Aaa	881		Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3, 3.895%, 11/25/32(h)	816,690
A2	775		Argent Securities, Inc., Ser. 2003-W10, Class M2, 4.545%, 1/25/34(h)	692,250
Baa1	600		Ser. 2003-W2, Class M4, 7.36%, 9/25/33(h)	508,599
Baa2	1,475		BA Credit Card Trust, Ser. 2006-C5, Class C5, 3.116%, 1/15/16(h)	1,124,130
Aaa	370		Bear Stearns Asset Backed Securities, Inc., Ser. 2002-2 Class A2, 3.495%, 10/25/32(h)	326,254
Aaa	316		Brazos Student Finance Corp., Ser. 1998-A, Class A2, 2.78%, 6/1/23	307,177
Ba3	91		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 6.27%, 3/25/33(h)	26,486

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Baa2	$1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.00%, 6/10/15	$1,300,980
Aaa	3,500	College Loan Corp. Trust, Ser. 2006-1, Ser. A,I/O, 10.00%, 7/25/08	80,391
Baa3	441	Countrywide Asset Backed Certs., Ser. 2002-BC3, Class M2, 4.62%, 5/25/32(h)	233,912
Aa3	650	Ser. 2004-12, Class MV3, 3.555%, 3/25/35(h)	492,046
Baa3	47	CS First Boston Mtge. Securities Corp., Ser. 2002-HE4, Class M2, 5.145%, 8/25/32(h)	26,351
Aa2	520	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	414,772
Aa2	640	First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FF6, Class M2, 3.335%, 5/25/36(h)	474,290
Aa2	520	Ser. 2005-FFH1, Class M2, 3.415%, 6/25/36(h)	379,912
Baa1	545	Ford Credit Auto Owner Trust, Ser. 2006-B, Class C, 5.68%, 6/15/12	488,526
Aa1	238	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 3.945%, 12/25/33	190,572
Aaa	1,500	GSAMP Trust, Ser. 2006-HE3, Class A2D, 3.395%, 5/25/36(h)	1,125,850
Aa2	852	Home Equity Asset Trust, Ser. 2003-5, Class M1, 3.945%, 12/25/33(h)	610,306
Aa2	191	HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A1, 2.945%, 12/25/36(h)	180,359

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Aaa	$800		IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1 Class A4, 3.195%, 3/25/36(h)	$597,729
A3	750		Ser. 2006-HE2, Class A4, 3.155%, 8/25/36(h)	533,510
Aaa	14		Long Beach Mortgage Loan Trust, Ser. 2004-4, Class 1A1, 3.175%, 10/25/34(h)	11,513
BBB(e)	1,400	(f)	MBNA Master Credit Card Trust USA, Ser. 1999-J, Class C, 7.85%, 2/15/12	1,399,413
Aa2	542		Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 3.695%, 5/25/33(h)	449,367
Aa1	1,600		New Century Home Equity Loan Trust, Ser. 2004-4, Class M1, 3.405%, 2/25/35(h)	1,275,152
Aa3	550	(g)	Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2, 3.695%, 12/25/34(h)	407,377
A1	234		Saxon Asset Securities Trust, Ser. 2002-2, Class M2, 4.62%, 8/25/32(h)	198,763
Aaa	347		Ser. 2002-3, Class M1, 4.02%, 12/25/32(h)	306,643
Aa2	900		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 3.295%, 11/25/35(h)	437,647
NR	36		Small Business Administration Corp., Ser. 2000-P10B, Class 1, 7.449%, 8/10/10	36,843
NR	698		Ser. 2001-P10B, Class 1, 6.344%, 8/10/11	717,847
NR	194		Small Business Administration Participation Certificates, Ser. 2003-201, Class 1, 5.13%, 9/1/23	195,289
NR	560		Ser. 2001-20A, Class 1, 6.29%, 1/1/21	582,856

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Aaa	$647		Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 3.545%, 8/25/33(h)	$575,794
BBB(e)	346	(g)	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 4.895%, 7/25/32(h)	122,677

			Total asset backed securities	19,132,664

BANK LOANS(g) 4.5%

Aerospace & Defense 0.2%
Ba3	734		Hawker Beechcraft, Inc., 4.696%, 3/26/14	698,176
Ba3	43		2.596%, 3/26/14	40,686

				738,862

Automotive 0.2%
Ba3	988		Oshkosh Truck Corp., 4.76%, 12/6/13	944,160

Cable 0.2%
B1	844		Insight Midwest Holding LLC, 4.19%, 10/6/13	765,016

Consumer 0.2%
B1	993		Huish Detergents, Inc., 4.45%, 4/26/14	848,091

Electric 0.9%
Ba1	498		NRG Energy, Inc., 4.096%, 2/1/13	476,923
Ba1	1,019		4.196%, 2/1/13	976,510
B2	2,000		Reliant Energy, Inc., 4.459%, 6/30/14	1,869,999
Ba3	995		Texas Competitive Electric Holdings Co. LLC, 6.579%, 10/10/14	952,034

				4,275,466

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(g) (Continued)

Gaming 0.3%
Ba3	$993	Las Vegas Sands LLC, 4.45%, 5/23/14	$910,505
Ba3	250	7.11%, 5/23/14	229,347

			1,139,852

Health Care & Pharmaceutical 1.3%
Ba3	60	Community Health Systems, 1.00%, 7/25/14	57,720
Ba3	1,180	6.10%, 7/25/14	1,128,601
Ba3	494	HCA, Inc., 4.946%, 11/17/13	468,208
Ba3	579	Health Management Associates, 4.446%, 2/28/14	532,607
B1	1,191	Inverness Medical Innovations, 4.671%, 6/26/14	1,097,705
Ba2	193	Sun Healthcare Group, 2.696%, 4/12/14	175,724
Ba2	122	4.853%, 4/12/14	110,770
Ba2	851	4.963%, 4/12/14	774,209
Ba3	1,687	PTS ACQ Corp., 4.946%, 4/10/14	1,493,216

			5,838,760

Media & Entertainment 0.2%
Ba3	250	Idearc, Inc., 4.242%, 11/17/13	214,911
Ba3	990	4.707%, 11/17/14	814,878

			1,029,789

Paper 0.1%
Ba1	641	Domtar Corp., 4.175%, 3/7/14	613,872

Technology 0.8%
Ba3	398	First Data Corp., 5.353%, 9/24/14	373,075
Ba3	597	5.624%, 9/24/14	560,732

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(g) (Continued)

Technology (cont’d.)
Ba1	$1,082	Flextronics International Ltd., 4.947%, 10/1/14	$1,000,908
Ba1	311	4.963%, 10/1/14	287,617
Ba3	990	Sensata Technologies, 4.662%, 4/27/13	898,769
Ba3	595	Sungard Data Systems, Inc., 4.878%, 2/28/14	562,794

			3,683,895

Telecommunications 0.1%
Ba3	547	Alltel Communications, Inc., 5.466%, 5/15/15	502,710

		Total bank loans	20,380,473

COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
AAA(e)	481	Banc of America Funding Corp., Ser. 2005-D, Class A1, 4.113%, 5/25/35(h)	448,668
Aaa	46	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.50%, 10/25/31	44,141
Aaa	160	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1, 5.612%, 2/25/33(h)	149,159
Aaa	691	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 5.371%, 5/25/35(h)	602,983
Aaa	230	Ser. 2005-4, Class 23A2, 5.371%, 5/25/35(h)	200,994
Aaa	548	Countrywide Home Loan Trust, Pass-Thru Trust, Ser. 2004-18CB, Class 3A-1, 5.25%, 9/25/19	498,523
Aaa	214	Countrywide Home Loan, Ser. 2005-HYB9, Class 3A2A, 5.25%, 2/20/36(h)	175,362

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
NR	$8		Fannie Mae, Ser. 2000-32, Class FM, 3.182%, 10/18/30(h)	$8,311
NR	403		Ser. 2001-29, Class Z, 6.50%, 7/25/31	415,033
NR	656		FHLMC Structured Pass-Through Securities, Ser. T-61, Class 1A1, 5.726%, 7/25/44(h)	622,875
NR	63		Ser. T-63, Class 1A1, 5.526%, 2/25/45(h)	59,761
NR	234		Freddie Mac, Ser. 1628, Class LZ, 6.50%, 12/15/23	244,548
NR	569		Ser. 1935, Class JZ, 7.00%, 2/15/27	607,604
NR	310		Ser. 2241, Class PH, 7.50%, 7/15/30	313,643
NR	4		Government National Mortgage Association, Ser. 2000-26, Class DF, 3.20%, 9/20/30(h)	3,787
NR	5		Ser. 2000-30, Class FB, 3.163%, 10/16/30(h)	4,517
Aaa	4		Indymac ARM Trust, Ser. 2001-H2, Class A1, 6.446%, 1/25/32(h)	4,116
Aaa	465		Master Alternative Loan Trust, Ser. 2004-4, Class 4A-1, 5.00%, 4/25/19	420,478
AAA(e)	511		Master Asset Securitzation Trust, Ser. 2003-7, Class 1A2, 5.50%, 9/25/33	487,809
AAA(e)	193		Prime Mortgage Trust, Ser. 2004-CL1, Class 1A2, 3.295%, 2/25/34(h)	174,318
AAA(e)	48		Ser. 2004-CL1, Class 2A2, 3.295%, 2/25/19	45,123
NR	803	(f)(g)	Regal Trust IV, Ser. 1999-1, Class A, 5.572%, 9/29/31(h)	770,986

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Aaa	$101	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.50%, 3/25/32	$94,321
Aaa	885	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34(h)	839,808
Aaa	10	Structured Asset Securities Corp., Ser. 2002-14A, Class 2A1, 6.946%, 7/25/32(h)	9,054
Aaa	20	Ser. 2002-1A, Class 4A, 5.987%, 2/25/32(h)	18,549
Aaa	111	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 3.13%, 9/19/32(h)	100,776
Aaa	353	Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1, 3.005%, 11/25/46(h)	334,809
Aaa	970	WAMU Mortgage Pass-Through Certs., Ser. 2003-R1, Class A1, 3.435%, 12/25/27(h)	876,960
Aaa	145	Ser. 2005-AR13, Class A1A1, 3.185%, 10/25/45(h)	117,731
Aaa	8	Washington Mutual MSC Mortgage Pass-Thru Certs., Ser. 2003-AR1, Class 2A, 7.026%, 2/25/33(h)	7,819
NR	769	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 4.95%, 3/25/36(h)	736,754

		Total collateralized mortgage obligations	9,439,320

COMMERCIAL MORTGAGE BACKED SECURITIES 10.1%
AAA(e)	1,407	Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB, 5.123%, 11/10/42(h)	1,393,655

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Baa1	$650	(f)	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 6.47%, 11/15/33(h)	$623,029
Aaa	600		Ser. 2005-T18, Class AAB, 4.823%, 2/13/42(h)	578,891
Aaa	800		Ser. 2005-T20, Class AAB, 5.286%, 10/12/42(h)	786,305
Aaa	1,390		Citigroup Commercial Mortgage Trust, Ser. 2008-C7, Class A2A, 6.034%, 12/10/49	1,402,407
Aaa	1,300		Citigroup/Deutsche Bank Commercial Mortgage Trust,, Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	1,240,636
A-(e)	4,300	(f)	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 5.44%, 9/15/30(h)	3,933,026
Aaa	1,500		Commercial Mortgage Load Trust, Ser. 2008-LS1 Class A2, 6.221%, 12/10/49(h)	1,480,371
Aaa	390		Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.311%, 12/15/39	378,431
AAA(e)	1,600		CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.0151%, 5/15/46(h)	1,540,294
			Greenwich Capital Commercial Funding Corp.,
Aaa	3,300		Ser. 2003-C1, Class A4, 4.111%, 7/5/35	3,116,751
Aaa	3,875		Ser. 2005-GG5, Class A5, 5.224%, 4/10/37(h)	3,838,950
Aaa	1,380		Ser. 2007-GG9, Class A2, 5.381%, 3/10/39	1,369,427
AAA(e)	715		GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 4/10/38(h)	705,589

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$1,500	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A2, 5.255%, 7/12/37	$1,502,815
Aaa	1,740	Ser. 2003-ML1A, Class A2, 4.767%, 3/12/39	1,692,389
Aaa	730	Ser. 2005-CB12, Class A3A1, 4.824%, 9/12/37	722,665
Aaa	1,880	Ser. 2005-CB13, Class A4, 5.472%, 1/12/43(h)	1,875,076
Aaa	870	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(h)	846,415
Aaa	1,800	Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	1,738,212
Aaa	600	LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 7/15/35	610,442
Aaa	1,295	Ser. 2003-C8, Class A3, 4.83%, 11/15/27	1,280,388
Aaa	1,100	Ser. 2004-C8, Class A6, 4.799%, 12/15/29(h)	1,077,134
Aaa	1,700	Ser. 2006-C4, Class A4, 6.081%, 6/15/38(h)	1,728,574
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 8/12/39	1,461,780
Aaa	385	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.104%, 6/12/46(h)	391,633
AAA(e)	940	Ser. 2007-9, Class A2, 5.59%, 9/12/49	934,671
AAA(e)	1,410	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.66%, 7/15/56	1,358,072

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(e)	$3,930		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A2, 4.867%, 2/15/35	$3,921,155
AAA(e)	1,245		Ser. 2003-C9, Class A3, 4.608%, 12/15/35	1,232,218
Aaa	1,400		Ser. 2007-C34, Class A2, 5.569%, 5/15/46	1,390,752

			Total commercial mortgage backed securities	46,152,153

CORPORATE BONDS 35.6%

Airlines 1.0%
Ba1	1,150	(b)	American Airline, Inc., Pass-Thru Certs., Ser. 01-1, 6.817%, 5/23/11	1,063,750
Baa2	1,800		Continental Airlines, Inc., Pass-Thru Certs., Ser. 00-2, 7.487%, 10/2/10	1,783,134
Baa2	6		Ser. 01-1, 6.703%, 6/15/21	6,089
Ba1	488		7.373%, 12/15/15	441,649
Baa1	500		Ser. A, 5.983%, 4/19/22	435,625
Baa1	681		Delta Air Lines, Inc., Pass-Thru Certs., 6.821%, 8/10/22	621,700
Baa2	438		United Airlines, Inc., Pass-Thru Certs., Ser. 2007-1, 6.636%, 7/2/22	387,424
NR	122		Ser. A-4, 9.21%, 1/21/17	48,827

				4,788,198

Automotive 0.2%
B1	800	(a)	Ford Motor Credit Co., Notes, 6.625%, 6/16/08	795,140
B1	200		7.875%, 6/15/10	190,367

				985,507

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking 3.4%
Ba1	$1,775	(f)	Banco BMG SA (Brazil), Sr. Unsec.’d. Notes, 8.75%, 7/1/10	$1,819,375
A1	1,500		Bank of America Corp., Jr. Sub. Notes, 8.00%, 12/30/49(h)	1,526,067
Aa2	655		Notes, 5.65%, 5/1/18	655,485
A2	650	(f)	Chuo Mitsui Trust & Banking Co. Ltd, (Japan), Sub. Notes, 5.506%, 12/29/49(h)	569,244
A2	1,950	(b)	Citigroup, Inc., Jr. Sub. Notes, 8.40%, 4/30/49(h)	1,973,555
Aa2	270	(b)	Credit Suisse Group, Inc. New York 6.00%, 2/15/18(h)	273,645
Aaa	1,395	(f)	Depfa ACS Bank (Ireland), 5.125%, 3/16/37	1,348,826
A1	100	(f)	HBOS PLC (United Kingdom), Sub. Notes, 5.92%, 9/29/49(h)	76,356
Aa3	710	(b)	HSBC Holdings PLC (United Kingdom), Sub. Notes, 6.50%, 9/15/37	696,256
Aa3	100		Unsec’d. Notes, 6.50%, 5/2/36	98,354
Baa3	985	(f)	HSBK Europe BV, Gtd. Notes, 7.25%, 5/3/17(h)	861,875
Baa2	900	(f)	ICICI Bank Ltd. (India), Bonds, 7.25%, 12/31/49	779,524
Baa2	600	(f)	ICICI Bank, Ltd. (Singapore), Notes, 5.75%, 11/16/10	599,791
A1	835		J. P. Morgan Chase & Co., Jr. Sub. Notes, 7.90%, 12/31/49(h)	850,615
Baa3	700		Krung Thai Bank PCL (Thailand), Sub. Notes, 7.378%, 12/31/49(h)	634,350
B3	400	(f)	Northern Rock PLC (United Kingdom), Sub Notes, 6.594%, 12/31/49(h)	233,500

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$900	(b)(f)	Resona Preferred Global Securities Ltd. (Cayman Islands), Notes, 5.85%, 1/1/56(h)	$759,076
Aa3	1,600	(f)	Sumitomo Mitsui Banking Corp. (Japan), Notes, 5.625%, 7/29/49(h)	1,442,907
Aa1	280		UBS AG Stamford CT, Notes, MTN 5.75%, 4/25/18	279,567

				15,478,368

Brokerage 1.8%
Baa1	600	(b)	Bear Stearns Co., Inc., Sub. Unsec’d. Notes, 7.25%, 2/1/18	655,994
Aa3	1,145	(b)	Goldman Sachs Group, Inc., Sub. Notes, 6.15%, 4/1/18	1,158,227
A1	1,670		6.75%, 10/1/37	1,636,431
A2	785		Lehman Brothers Holdings, Inc., Sub. Notes, 6.50%, 7/19/17	771,144
A1	745		6.875%, 5/2/18	761,943
A2	510		Merrill Lynch & Co, Inc., Sub. Notes, 6.11%, 1/29/37	430,198
A1	750	(b)	Sub. Notes, MTN, 6.875%, 4/25/18	756,121
Aa3	2,060		Morgan Stanley, Sr. Unsec’d. Notes, MTN, 5.45%, 1/9/17	1,968,526

				8,138,584

Building Materials & Construction 0.4%
Baa3	855		American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	903,872
Ba1	140		Centex Corp., Sr. Unsec’d, Notes, 6.50%, 5/1/16	124,600

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Baa3	$900		RPM International, Inc., Sr. Notes, 4.45%, 10/15/09	$890,249
Ba1	170		Ryland Group, Inc., Sr. Notes, 5.375%, 6/1/08	169,960

				2,088,681

Cable 0.5%
Baa2	475		Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	577,749
Baa2	1,365		Time Warner Cable, Inc., Gtd. Notes, 5.40%, 7/2/12	1,372,963
Baa2	510		5.85%, 5/1/17	506,100

				2,456,812

Capital Goods 0.5%
Baa1	270	(f)	Erac USA Finance Co., Notes, 6.20%, 11/1/16(1)	243,899
Baa2	625		FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	658,553
A2	1,500		Rockwell Automation, Inc., Debs., 5.20%, 1/15/98	1,202,670

				2,105,122

Chemicals 1.1%
Ba1	550		Huntsman International LLC, Gtd. Notes, 11.625%, 10/15/10	578,875
Baa2	540		ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	541,177
Baa3	1,100		Lubrizol Corp., Gtd. Notes, 4.625%, 10/1/09	1,097,388
Baa3	200		Sr. Unsec’d. Notes, 5.875%, 12/1/08	202,092
Baa1	2,200		Potash Corp. of Saskatchewan (Canada), Notes, 5.875%, 12/1/36	2,059,875

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Ba2	$850		Union Carbide Corp., Debs., 7.50%, 6/1/25	$786,590

				5,265,997

Consumer 0.5%
A3	1,575		Koninklijke Philips Electronics (Netherlands), Notes, 6.875%, 3/11/38	1,700,261
Caa1	1,000		Realogy Corp., Notes, PIK, 11.00%, 4/15/14	655,000
A3	120		Western Union Co. (The), Gtd. Notes, 5.93%, 10/1/16	118,356

				2,473,617

Electric 2.1%
Baa2	750		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mortgage Bonds, Ser. J2, 5.70%, 3/15/13	771,055
Baa1	250		Consumers Energy Co., First Mortgage Bonds, Ser. B, 5.375%, 4/15/13	251,986
Baa2	750		El Paso Electric Co., Sr. Unsec’d. Notes, 6.00%, 5/15/35	673,592
Baa3	185		Empresa Nacional de Electricidad SA (Chile), Notes, 8.35%, 8/1/13	209,231
Baa2	500		Energy East Corp., Notes, 6.75%, 6/15/12	524,739
Baa2	15		6.75%, 9/15/33	14,332
Baa3	1,000	(b)	Enersis SA (Chile), Notes, 7.375%, 1/15/14	1,076,289
Baa1	125		Exelon Corp., Notes, 4.90%, 6/15/15	117,051
A3	750		Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.20%, 10/1/17	746,730

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A2	$560		Georgia Power Co., Unsub. Notes, 5.70%, 6/1/17	$580,802
A1	400	(f)	Korea East-West Power Co. Ltd. (South Korea), Sr. Unsub. Notes, 4.875%, 4/21/11	397,114
Baa3	355		NiSource Finance Corp., Gtd. Notes, 5.45%, 9/15/20	317,026
A2	400		Northern State Power Co., First Mtge. Bonds, Ser. B, 8.00%, 8/28/12	452,020
Ba3	503		Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	554,558
A3	700		Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 6.35%, 2/15/38	724,697
Baa3	975	(b)	Sierra Pacific Power Co., 6.75%, 7/1/37	958,901
Baa1	750		Virginia Electric and Power Co., Sr. Unsec’d. Notes, 6.00%, 5/15/37	730,785
Baa1	775	(b)	Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	774,038

				9,874,946

Emerging Market Bonds 0.1%
Baa3	582	(f)	Alfa Diversified Payment Rights Finance Co. SA (Luxembourg), Ser. 1A, Class A, 4.40%, 3/15/11	555,810

Energy—Integrated 0.3%
Baa2	1,500	(f)	TNK-BP Finance SA (Luxembourg), Gtd. Notes, 6.625%, 3/20/17	1,363,125

Energy—Other 1.3%
Baa2	940		Encana Corp. (Canada), Notes, 5.90%, 12/1/17	959,861

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Baa1	$775	(f)	GS Caltex Corp. (South Korea), Bonds, 7.75%, 7/25/11	$819,108
Ba3	250		Newfield Exploration Co., Sr. Sub. Notes, 6.625%, 4/15/16	246,250
Baa2	835		Nexen, Inc. (Canada), Unsec’d. Notes, 6.40%, 5/15/37	816,574
A3	900		Occidental Petroleum Corp., Notes, MTN, 4.25%, 3/15/10	912,605
Ba1	700		Pioneer Natural Resources Co., Bonds, 6.875%, 5/1/18	693,235
Baa2	500		Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes, 6.80%, 3/15/38	531,929
Baa1	360		Weatherford, Inc. 6.35%, 6/15/17	379,037
Baa1	470		Western Oil Sand, Inc. (Canada), Sec’d. Notes, 8.375%, 5/1/12	518,866

				5,877,465

Foods 1.9%
Baa3	310	(b)	Delhaize Group (Belgium), Sr. Unsub. Notes, 6.50%, 6/15/17	327,186
Baa1	730		General Mills, Inc., Sr. Unsec’d Notes, 5.20%, 3/17/15	733,804
Baa2	1,100	(f)	HJ Heinz Co., Notes, 6.428%, 12/1/08	1,113,442
Baa2	120		Kraft Foods, Inc., Sr. Unsec’d. Notes, 5.625%, 11/1/11	122,743
Baa2	1,155	(b)	6.125%, 2/1/18	1,178,930
Baa2	165		Kroger Co., Gtd. Notes, 6.90%, 4/15/38	175,452
A3	1,000		McDonald’s Corp., Sr. Unsec’d. Notes, MTN, 5.35%, 3/1/18	1,014,414

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Caa1	$700		National Beef Packing Co. LLC, Sr. Unsec’d. Notes, 10.50%, 8/1/11	$658,000
Ba1	2,425		Tyson Foods, Inc., Sr. Unsec’d. Notes, 6.85%, 4/1/16	2,408,627
Ba2	400		8.25%, 10/1/11	420,543
Baa2	420		Yum! Brands, Inc., Sr. Notes, 8.875%, 4/15/11	462,233

				8,615,374

Foreign Government 1.3%
A1	100		China Development Bank (China), Notes, 5.00%, 10/15/15	98,406
Ba2	400		Credit Suisse First Boston International for CJSC The EXIM of Ukraine (United Kingdom), Bonds, 6.80%, 10/4/12	384,360
Ba2	400		Dresdner Kleinwort Wasserstein (Germany), Notes, 7.75%, 9/23/09	403,920
A1	100	(f)	Export-Import Bank China, (China), Notes, 4.875%, 7/21/15	97,701
BBB+(e)	514	(f)	Gazprom International SA (Luxembourg), Gtd. Notes, 7.201%, 2/1/20	526,505
A3	420		Gazprom OAO (Russia), Sec’d. Notes, 10.50%, 10/21/09	457,800
BB-(e)	1,390	(f)	National Power Corp. (Philippines), Gtd. Notes, 7.343%, 8/23/11(h)	1,472,566
Baa1	100		Pemex Project Funding Master Trust, Gtd. Notes, 6.625%, 6/15/35	104,177
Baa1	220		9.125%, 10/13/10	246,950
Baa1	72	(f)	Petroleum Export Ltd. (Cayman Islands), Sr. Notes, 5.265%, 6/15/11	72,390

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foreign Government (cont’d.)
A1	$1,530	(f)	Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12	$1,673,593
Aa2	250	(f)(i)	Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Bonds, (Original cost $250,000; purchased 8/4/05) 5.298%, 9/30/20	231,388

				5,769,756

Gaming 0.1%
B1	4		Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	4,120
Ba2	750		MGM Mirage, Inc., Gtd. Notes, 6.875%, 4/1/16	656,250

				660,370

Health Care & Pharmaceutical 2.2%
A1	500		Abbott Laboratories, Inc., Sr. Unsec’d. Notes, 5.60%, 11/30/17	516,806
B3	400		Alliance Imaging, Inc., Sr. Sub. Notes, 7.25%, 12/15/12	387,000
Ba1	2,600	(a)	AmerisourceBergen Corp., Gtd. Notes, 5.875%, 9/15/15	2,518,989
A2	660		Bristo-Myers Squibb Co., Notes, 5.45%, 5/1/18	667,597
Baa2	105		Cardinal Health, Sr. Unsec’d. Notes, 5.80%, 10/15/16	105,274
Caa1	1,200		Columbia/HCA Healthcare Corp., MTN, 8.70%, 2/10/10	1,220,401
B3	800	(b)	Community Health Systems Gtd. Notes, 8.875%, 7/15/15	832,000
B2	500		HCA, Inc., Sr. Unsec’d. Notes, 9.625%, 11/15/16	536,875
Baa3	1,400		Hospira, Inc., Sr. Notes, 5.55%, 3/30/12	1,384,711

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Health Care & Pharmaceutical (cont’d.)
Baa1	$1,185		Schering-Plough Corp., Sr. Unsec’d. Notes, 5.55%, 12/1/13	$1,213,993
A3	730		Wyeth, Unsub. Notes, 5.50%, 2/15/16	738,600
A3	185		6.45%, 2/1/24	193,242

				10,315,488

Health Care Insurance 1.5%
A3	725		Aetna, Inc., Sr. Unsec’d. Notes, 6.75%, 12/15/37	712,276
Baa2	965		Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 3/15/17	939,918
Ba1	2,100		Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 1/15/15	1,985,943
Ba2	585		Health Net, Inc., Bonds, 6.375%, 6/1/17	529,312
Baa1	1,640		United Health Group, Inc., Sr. Unsec’d. Notes, 6.00%, 6/15/17	1,629,666
Baa1	1,140	(b)	WellPoint, Inc., Sr. Unsec’d. Notes, 5.875%, 6/15/17	1,115,188

				6,912,303

Insurance 1.1%
A3	300		Ace INA Holdings, Inc., Gtd. Notes, 5.70%, 2/15/17	301,868
Baa1	500		Allied World Assurance Holdings Ltd., Sr. Unsec’d. Notes, 7.50%, 8/1/16	499,754
Aa2	625	(a)	American International Group, Inc., Notes, 4.25%, 5/15/13	605,856
Aa2	200		American International Group, Inc., Sr. Notes, 5.05%, 10/1/15	192,675
Baa1	2,350		Axis Capital Holdings Ltd., Notes, 5.75%, 12/1/14	2,255,470

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
A3	$820		Travelers Cos. Inc. (The), Sr. Unsec.’d Notes, 6.25%, 6/15/37	$802,723
Baa1	25		XL Capital Ltd. (Cayman Islands), Sr. Notes, 5.25%, 9/15/14(h)	22,785
Baa3	260	(b)	Notes, 6.50%, 12/31/49	182,000

				4,863,131

Lodging 0.3%
Ba3	500		Felcor Lodging LP, Notes, 6.787%, 12/1/11	456,250
Ba1	440		Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes, 8.00%, 5/15/10	449,900
Baa3	380		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.25%, 2/15/13	377,024

				1,283,174

Media & Entertainment 1.2%
Baa2	400	(f)	British Sky Broadcasting Group PLC, (United Kingdom), Gtd. Notes, 6.10%, 2/15/18	406,996
Baa3	1,055		Clear Channel Communications, Inc., Gtd. Notes, 8.00%, 11/1/08	1,080,277
B1	680	(b)	Dex Media West LLC, Gtd. Notes, Ser. B, 9.875%, 8/15/13	640,900
Baa2	550		News America, Inc., Gtd. Notes, 7.625%, 11/30/28	597,104
Baa2	500		News America, Inc., Notes, 5.30%, 12/15/14	502,387
Baa3	700		Viacom, Inc., Sr. Notes, 5.75%, 4/30/11	707,819
Baa3	425		6.875%, 4/30/36	425,729

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa3	$265		Sr. Unsec’d. Notes, 6.75%, 10/5/37	$263,270
Baa2	750	(f)	Vivendi (France), Notes, 5.75%, 4/4/13	733,059

				5,357,541

Metals 0.4%
Ba1	200	(b)	Peabody Energy Corp., Gtd. Notes, 7.375%, 11/1/16	210,000
Baa3	700		U.S. Steel Corp., Sr. Unsec’d. Notes, 7.00%, 2/1/18	706,171
Baa2	900	(f)	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 5.50%, 11/16/11	914,673

				1,830,844

Non-Captive Finance 3.3%
Baa2	995	(f)	Bosphorus Financial Service Ltd. (Cayman Islands), Sec’d. Notes, 4.865%, 2/15/12(h)	973,130
BB(e)	600	(f)(g)	Calabash Re Ltd. (Cayman Islands), Notes, 11.20%, 1/8/10(h)	603,600
Baa1	150	(b)	Capital One Financial Corp., Sub. Notes, 6.15%, 9/1/16	135,990
A3	2,480	(b)	CIT Group, Inc., Sr. Notes, 5.65%, 2/13/17	2,054,353
Baa3	1,715	(b)	Countrywide Financial Corp., Gtd. Notes, MTN, 5.80%, 6/7/12	1,634,946
Aaa	1,090		GE Capital Australia Funding Pty. Ltd. (Australia), Gtd. Notes, MTN, 6.00%, 4/15/15	874,261
Aaa	2,300		General Electric Capital Corp., Sr. Unsec’d. Notes, 2.788%, 10/6/10(h)	2,252,257
Aaa	700		2.937%, 10/26/09(h)	690,931

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#			Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Aaa		$1,165		4.80%, 5/1/13	$1,169,554
Aaa		975		5.875%, 1/14/38	929,590
B2		100		GMAC LLC, Sr. Unsub. Notes, 6.00%, 12/15/11	79,246
A1		900		HSBC Finance Capital Trust IX, Gtd. Notes, 5.911%, 11/30/35(h)	747,893
Baa3		1,750		Nelnet Inc., Notes, 7.40%, 9/29/36(h)	1,132,878
Baa3		300	(f)	Phoenix Quake Ltd. (Cayman Islands), Notes, 5.134%, 7/3/08(h)	299,910
Baa3		400	(f)	Phoenix Quake Wind Ltd. (Cayman Islands), Notes, 5.134%, 7/3/08(h)	399,880
Aaa		1,079	(f)	Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes, 3.326%, 7/3/33(h)	1,003,248

					14,981,667

Non-Corporate 1.3%
Ba1		1,500		Brazilian Government International Bonds, 9.25%, 10/22/10	1,687,500
B1	EUR	255		Jamaican Government Bond, 11.00%, 7/27/12	438,982
Baa1		780		Mexico Government International Bond, 3.41%, 1/13/09(h)	781,170
Baa1		582		7.50%, 1/14/12	646,486
Baa1		1,000		8.00%, 9/24/22	1,255,000
Ba1		310		Panama Government International Bond, 9.375%, 7/23/12	361,925
Ba2		490	(f)	Peru Enhanced Pass-Thru Finance Ltd., Zero, 5/31/18	334,425
Baa2		573	(f)	Russian Government International Bond, 8.25%, 3/31/10	599,891

					6,105,379

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Paper 0.4%
B3	$780	Graphic Packaging International Corp., Gtd. Notes, 8.50%, 8/15/11	$787,800
Baa3	725	International Paper Co., Notes, 4.00%, 4/1/10	705,179
Ba3	485	Norampac, Inc. (Canada), Sr. Notes, 6.75%, 6/1/13	420,738

			1,913,717

Pipelines & Other 0.7%
Baa3	1,290	Atmos Energy Corp., Notes, 4.00%, 10/15/09	1,274,425
Baa3	240	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.125%, 11/1/17	241,610
Ba3	700	El Paso Corp., Sr. Notes, MTN, 7.75%, 1/15/32	736,692
Baa3	755	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 7.50%, 7/1/38	808,177

			3,060,904

Railroads 0.5%
Baa1	195	Burlington Northern Santa Fe Corp., Unsec’d. Notes, 5.75%, 3/15/18	197,767
Baa1	850	6.15%, 5/1/37	834,215
Baa3	800	CSX Corp., Sr. Notes, 5.75%, 3/15/13	810,408
Baa2	585	Union Pacific Corp., Sr. Unsec’d. Notes, 5.45%, 1/31/13	588,890

			2,431,280

REITS 0.4%
Baa3	500	Equity One, Inc., Gtd., Notes, 3.875%, 4/15/09	488,480
Baa3	665	Post Apartment Homes LP, Sr. Notes, 5.45%, 6/1/12	626,320

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

REITS (cont’d.)
Baa1	$600		Realty Income Corp., Sr. Unsec’d. Notes, 6.75%, 8/15/19	$561,306

				1,676,106

Retailers 1.0%
Baa2	1,310		CVS Caremark Corp., Sr. Unsec’d Notes, 6.25%, 6/1/27	1,298,408
B2	1,000		Neiman-Marcus Group, Inc., Gtd. Notes, PIK, 9.00%, 10/15/15	1,040,000
A2	300		Target Corp., Bonds, 6.50%, 10/15/37	302,348
A2	725		7.00%, 1/15/38	778,353
Aa2	740		Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 6.20%, 4/15/38	753,171
Aa2	220		6.50%, 8/15/37	233,480

				4,405,760

Technology 1.5%
Ba2	1,200		Affiliated Computer Services, Inc., Sr. Unsec’d Notes, 4.70%, 6/1/10	1,140,000
Ba1	650		Certegy, Inc., Notes, 4.75%, 9/15/08	620,750
A2	700	(b)(f)	Dell, Inc., Notes, MTN, 4.70%, 4/15/13	691,788
B3	950	(b)(f)	First Data Corp., Gtd. Notes, 9.875%, 9/24/15	864,500
Baa2	500		Fiserv, Inc., Gtd. Notes, 6.125%, 11/20/12	507,983
B2	700		Freescale Semiconductor, Inc., Gtd. Notes, PIK, 9.125%, 12/15/14	575,750
Ba1	400		Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	392,765

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Baa1	$31	Motorola, Inc., Sr. Unsec’d. Notes, 8.00%, 11/1/11	$31,572
A2	2,255	Oracle Corp., Sr. Unsec’d. Notes, 5.75%, 4/15/18	2,295,875

			7,120,983

Telecommunications 2.9%
A2	600	AT&T Corp., Sr. Notes, 8.00%, 11/15/31	721,657
A2	505	Cingular Wireless Services, Inc., Notes, 8.125%, 5/1/12	560,660
A2	1,325	Sr. Notes, 8.75%, 3/1/31	1,630,904
Baa3	3,100	Embarq Corp., Sr. Unsec’d Notes, 7.082%, 6/1/16	3,075,602
B1	400	Quest Capital Funding, Inc., Gtd. Notes, 7.25%, 2/15/11	392,000
Ba1	250	Qwest Corp., Sr. Notes, 7.875%, 9/1/11	256,250
Ba1	500	Qwest Corp., Sr. Notes, 7.625%, 6/15/15	501,250
Baa2	540	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.875%, 10/1/10	534,567
Baa1	500	TELUS Corp. (Canada), Notes, 8.00%, 6/1/11	539,398
A-(e)	2,800	Triton PCS, Inc., Gtd. Notes 8.50%, 6/1/13	2,915,499
A3	560	Verizon Communications, Inc., Bonds, 6.90%, 4/15/38	606,498
A3	30	Sr. Notes, 5.85%, 9/15/35	28,695
A3	940	Sr. Unsec’d. Notes, 5.25%, 4/15/13	960,053
A3	500	6.40%, 2/15/38	509,270

			13,232,303

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Tobacco 0.4%
Ba1		$1,200	Reynolds American, Inc., Gtd. Notes, 6.50%, 7/15/10	$1,230,000
Ba1		650	6.75%, 6/15/17	658,265

				1,888,265

			Total corporate bonds	163,876,577

FOREIGN GOVERNMENT OBLIGATIONS 2.9%
Ba1		BRL 1,250	Brazilian Government International Bonds, 12.50%, 1/5/16	777,208
Aa2	EUR	670	Buoni Poliennali Del Tesoro (Italy), Bonds, 4.00%, 2/1/37	886,777
Aaa	EUR	1,285	Deutsche Bundesrepublik, 4.00%, 1/4/37	1,809,169
A2	HUF	226,630	Hungary Government Bond, 8.00%, 2/12/15	1,355,416
Baa1	MXN	29,500	Mexican Bonos 8.00%, 12/24/08	2,817,318
A2	PLN	9,070	Poland Government Bond, Ser. 1015, 6.25%, 10/24/15	4,156,845
Aaa	SEK	3,010	Sweden Government Bond, 6.50%, 5/5/08	502,888
B1		160	Uruguay Government International Bond, 7.25%, 2/15/11	168,800
B2		625	Venezuela Government International Bond, 10.75%, 9/19/13	645,313

			Total foreign government obligations	13,119,734

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES 42.9%
$1,036	Federal Home Loan Mortgage Corp. 4.50%, 2/1/19 - 7/1/19	$1,028,237
4,219	5.00%, 11/1/18 - 5/1/34	4,228,634
904	5.215%, 12/1/35	917,523
2,229	5.50%, 10/1/33 - 7/1/34	2,260,868
11,000	5.50%, TBA 30 YR	11,068,750
4,268	6.00%, 2/1/16 - 12/1/36	4,387,992
7,000	6.00%, TBA 30 YR	7,159,684
759	6.50%, 3/1/16 - 11/1/33	790,145
380	7.00%, 9/1/32	403,207
6	7.266%, 7/1/30	6,025
42	8.50%, 8/1/24 - 12/1/25	46,491
3,094	Federal National Mortgage Association 4.00%, 5/1/19 - 3/1/20	2,984,671
7,955	4.50%, 6/1/18 - 9/1/35	7,784,078
2,500	4.50%, TBA 15 YR	2,463,280
2,000	4.50%, TBA 30 YR	1,903,750
15,580	5.00%, 9/1/17 - 5/1/36	15,588,922
16,500	5.00%, TBA 30 YR	16,170,001
97	5.119%, 5/1/36	97,395
43	5.22%, 1/1/28	42,991
158	5.476%, 9/1/40	159,595
44,330	5.50%, 3/1/16 - 10/1/35	44,770,785
5,250	5.50%, TBA 30 YR	5,277,888
980	5.913%, 6/1/37	1,002,094
4,575	5.977%, 7/1/37	4,677,369
11,169	6.00%, 5/1/16 - 11/1/36	11,475,152
11,000	6.00%, TBA 30 YR	11,250,932
3,407	6.50%, 12/1/17 - 11/1/33	3,552,416
24,000	6.50%, TBA 30 YR	24,832,513
28	6.729%, 9/1/31	28,365
229	7.00%, 3/1/32 - 6/1/32	243,135
23	Government National Mortgage Association 5.125%, 11/20/29	22,841
5,480	5.50%, 8/15/33 - 7/15/35	5,555,946
2,000	5.50%, TBA 30 YR	2,019,376
488	6.00%, TBA 30 YR	503,379
127	6.375%, 5/20/30	129,082
1,923	6.50%, 9/15/32 - 11/15/33	2,003,474
2	8.00%, TBA 30 YR	1,708
2	8.50%, TBA 30 YR	2,049

	Total mortgage backed securities	196,840,743

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

MUNICIPAL BOND 0.8%

Arizona 0.2%
Aaa	$1,000	(g)	Yuma Indl. Dev. Auth. Hosp. Rev., A.R.S., Ref., 5.87%, 8/1/31	$1,000,000

California 0.3%
Aaa	1,100		Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser 2003-A-1 6.25%, 6/1/33	1,205,666
Aaa	300		(Prefunded date 6/1/13)(j) 6.75%, 6/1/39	345,432

				1,551,098

Georgia 0.1%
Aaa	400		Georgia St Rd. & Twy. Auth. Rev., 5.00%, 3/1/21	414,940

Pennsylvania 0.2%
A1	1,000		Adams Cnty. Penn., F.G.I.C., G.O., 4.75%, 11/15/28	971,860

			Total municipal bonds	3,937,898

STRUCTURED NOTES 1.2%
B3	1,200	(b)(f)	CDX North America High Yield, Gtd. Notes, Ser. 10-T, 8.875%, 6/29/13	1,175,160
B3	27		Gtd. Notes, Ser. 9-T1 8.75%, 12/29/12	26,393
B3	1,750	(f)	Dow Jones CDX High Yield, Pass-Thru Certs., Ser. 5-T3, 8.25%, 12/29/10	1,848,438
B3	2,597	(b)(f)	Ser. 6-T1, 8.625%, 6/29/11	2,681,402

			Total structured notes	5,731,393

U.S. GOVERNMENT AGENCY SECURITIES 0.3%
Aaa	1,545	(b)	Federal National Mortgage Association 3.25%, 4/9/13	1,520,093

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT TREASURY SECURITIES 0.5%
AAA(e)	$785	United States Treasury Bonds, 5.00%, 5/15/37	$850,744
AAA(e)	1,170	United States Treasury Notes, 3.125%, 4/30/13	1,174,569
AAA(e)	490	3.50%, 2/15/18	479,588

		Total U.S. government treasury securities	2,504,901

		Total long-term investments (cost $494,038,550)	482,635,949

	Shares

SHORT-TERM INVESTMENTS 16.5%

AFFILIATED MUTUAL FUNDS
		Dryden Core Investment Fund - Short Term Bond Series
	2,727,677	(cost $27,227,174)(d)	24,085,384
	51,703,686	Dryden Core Investment Fund - Taxable Money Market Series (cost $51,703,686; included $22,101,540 of cash collateral received for securities on loan)(c)(d)	51,703,686

		Total affiliated mutual funds (cost $78,930,860; Note 3)	75,789,070

		Total Investments, Before Securities Sold Short 121.6% (cost $572,969,410)	$558,425,019

See Notes to Financial Statements.

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Principal Amount (000)#	Description	Value (Note 1)

SECURITIES SOLD SHORT (6.8%)
MORTGAGE BACKED SECURITIES
$1,250	Federal National Mortgage Association, 5.00%, TBA 15 YR	$(1,256,250)
30,000	5.50%, TBA 30 YR	(30,084,360)

	Total securities sold short (proceeds $31,277,344)	(31,340,610)

	Total Investments, Net of Securities Sold Short 114.8% (cost $541,692,066; Note 5)(k)	527,084,409
	Liabilities in excess of other assets(l) (14.8%)	(68,082,372)

	Net Assets 100.0%	$459,002,037

The following abbreviations are used in portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

GBP—British Pound

F.G.I.C.—Financial Guaranty Insurance Company

G.O.—General Obligation

HUF—Hungarian Forint

I/O—Interest Only

MTN—Medium Term Note

MXN—Mexican Peso

NR—Not Rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

PIK—Payment-in-kind

PLN—Polish Zloty

SEK—Swedish Krona

TBA—To Be Announced Security

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of April 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $21,640,265; cash collateral of $22,101,540 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates securities that have been deemed illiquid.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

(h)	Variable rate instrument.
(i)	Indicates a restricted security; the aggregate cost of such securities is $250,000. The aggregate value of $231,388 is approximately 0.1% of net assets.
(j)	Prerefunded security is secured by escrowed cash and/or U.S. government guaranteed obligations.
(k)	As of April 30, 2008, 1 security representing $307,177 and 0.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps as follows:

Open futures contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
27	Euro Schaltz	Jun. 2008	$4,440,662	$4,377,809	$(62,853)
183	U.S. Treasury 5 Yr. Note	Jun. 2008	20,533,540	20,493,141	(40,399)
60	U.S. Treasury 10 Yr. Note	Jun. 2008	6,894,173	6,948,750	54,577
144	U.S. Long Bond	Jun. 2008	16,925,135	16,832,250	(92,885)

					$(141,560)

	Short Positions:
1	Australian 10 Yr. Bond	Jun. 2008	$88,671	$88,401	$270
15	Euro Bond	Jun. 2008	2,740,161	2,671,721	68,440
116	U.S. Treasury 2 Yr. Note	Jun. 2008	24,645,434	24,671,750	(26,316)

					42,394

					$(99,166)

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Foreign Currency Contracts	Contracts to Deliver		Payable at Settlement Date	Value at April 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar expiring 5/19/08	AUD	32,700	$30,280	$30,776	$496
Brazilian Real expiring 10/23/08	BRL	1,778,063	725,000	1,069,704	344,704
Euro expiring 5/27/08	EUR	290,239	453,200	452,672	(528)
New Zealand Dollar expiring 5/29/08	NZD	578,171	453,711	450,395	(3,316)

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Foreign Currency Contracts	Contracts to Deliver		Payable at Settlement Date	Value at April 30, 2008	Unrealized Appreciation/ (Depreciation)
Pound Sterling expiring 5/27/08	GBP	52,955	$104,654	$105,095	$441

					341,797

Sold:
Australian Dollar expiring 5/19/08	AUD	380,020	355,175	357,662	(2,487)
Euro expiring 5/27/08	EUR	1,761,941	2,787,774	2,748,018	39,756
Hungarian Forint expiring 5/23/08	HUF	142,829,453	903,869	880,556	23,313
Mexican Nuevo Peso expiring 5/14/08	MXN	28,319,548	2,673,762	2,695,146	(21,384)
Polish Zloty expiring 5/23/08	PLN	9,397,053	4,381,971	4,241,238	140,733
Swedish Krona expiring 4/24/08	SEK	3,103,481	530,317	517,766	12,551

					192,482

					$534,279

Interest rate swap agreements outstanding at April 30, 2008:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services	3/15/2010	$4,730	3.16900%	3 month LIBOR	$6,191
Morgan Stanley Capital Services	5/1/2010	9,410	3.20118%	3 month LIBOR	13,961

					$20,152

(a)	Portfolio pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Credit default swap agreements outstanding at April 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	12/20/2008	$1,500	2.50%	Alltel Corp., 7.00%, due 07/01/12	$(4,732)
Barclays Bank PLC(a)	12/20/2008	1,500	2.38%	Harrahs Operating Co., Inc., 5.625%, due 06/01/15	(20,386)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Tyco International Group SA,(c) 6.00%, due 11/15/13	(3,684)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Tyco Electronics Ltd.(c) 6.00%, due 10/01/12	(897)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Covidien Ltd.(c) 6.00%, due 10/15/17	(1,604)
Lehman Brothers, Inc.(a)	6/20/2009	1,300	5.00%	Idearc, Inc. 8.00%, due 11/15/16	(19,780)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	2,500	1.70%	CIT Group, Inc., 7.75%, due 04/02/12	303,303
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	500	3.70%	American Axle & Manufacturing, 5.25%, due 02/11/14	11,923
Merrill Lynch Capital Services, Inc.(b)	9/20/2012	500	3.75%	American Axle & Manufacturing, 5.25%, due 02/11/14	15,964
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 08/01/15	(262,700)
Merrill Lynch Capital Services, Inc.(b)	9/20/2016	2,425	1.73%	Tyson Foods, Inc., 6.60%, due 04/01/16	7,962
Barclays Bank PLC(b)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, due 09/25/35	763,121
Citibank, NA(b)	3/25/2035	1,000	3.00%	Centex Home Equity, Ser. 2005-B, Class B 4.485%, due 03/25/35	92,110
Citibank, NA(b)	1/25/2035	1,000	3.00%	Morgan Stanley Captial, Inc., Ser. 2005-HE2, Class B3 5.035%, due 01/25/35	48,980
Citibank, NA(b)	1/25/2035	1,000	3.00%	Morgan Stanley Captial, Inc., Ser. 2005-HE2, Class B2 4.435%, due 01/25/35	69,164
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	2,000	3.23%	Countrywide Asset-Backed Certificate Ser. 2005-16, Class MV8, 7.57%, due 05/25/36	1,569,026

					$2,567,770

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(c)	As a result of a spin off from Tyco International Ltd., prior to October 31, 2007 and in accordance with ISDA rule, the split of the company caused a three way split in the credit default swap contract.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Mortgage Backed Securities	42.9%
Affiliated Mutual Funds (including 4.8% of collateral received for securities on loan)	16.5
Commercial Mortgage Backed Securities	10.1
Asset Backed Securities	4.2
Healthcare & Pharmaceutical	3.5
Banking	3.4
Non-Captive Finance	3.3
Electric	3.1
Telecommunications	3.0
Foreign Government Obligations	2.9
Technology	2.3
Collateralized Mortgage Obligations	2.1
Foods	1.9
Brokerage	1.8
Healthcare Insurance	1.5
Media & Entertainment	1.4
Energy-Other	1.3
Non-Corporate	1.3
Foreign Government	1.2
Structured Notes	1.2
Chemicals	1.1
Airlines	1.0
Insurance	1.0
Retailers	1.0
Municipal Bonds	0.8
Cable	0.7
Consumer	0.7
Pipelines & Others	0.7
Building Materials & Construction	0.5
Capital Goods	0.5
Paper	0.5
Railroads	0.5
U.S. Government Treasury Securities	0.5
Automotive	0.4
Gaming	0.4
Metals	0.4
Real Estate Investment Trusts	0.4
Tobacco	0.4
Energy-Integrated	0.3
Lodging	0.3
U.S. Government Agency Securities	0.3
Aerospace & Defense	0.2
Emerging Market Bonds	0.1

121.6
Securities Sold Short	(6.8)
Liabilities in excess of other assets	(14.8)

100.0%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	43

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments, at value including securities on loan of $21,640,265:
Unaffiliated investments (cost $494,038,550)	$482,635,949
Affiliated investments (cost $78,930,860)	75,789,070
Foreign currency, at value (cost $171)	172
Receivable for investments sold	116,942,520
Dividends and interest receivable	4,557,402
Unrealized appreciation on interest rate and credit default swaps	2,901,705
Premiums for swaps purchased	851,662
Unrealized appreciation on forward currency contracts	561,994
Receivable for Fund shares sold	287,036
Due from broker-variation margin	147,476
Prepaid expenses	5,476

Total assets	684,680,462

Liabilities
Payable for investments purchased	169,633,804
Security sold short, at value (proceeds $31,277,344)	31,340,610
Payable to broker for collateral for securities on loan (Note 4)	22,101,540
Payable for Fund shares reacquired	1,126,014
Income distribution payable	519,810
Unrealized depreciation on interest rate and credit default swaps	313,783
Management fee payable	188,780
Accrued expenses	166,766
Distribution fee payable	131,968
Transfer agent fee payable	66,254
Deferred directors’ fees	34,934
Unrealized depreciation on forward currency contracts	27,715
Payable to custodian	19,947
Premiums for swaps written	6,500

Total liabilities	225,678,425

Net Assets	$459,002,037

Net assets were comprised of:
Common stock, at par	$36,598
Paid-in capital in excess of par	483,998,750

484,035,348
Distributions in excess of net investment income	(944,727)
Accumulated net realized loss on investments and foreign currency transactions	(12,491,489)
Net unrealized depreciation on investments and foreign currencies	(11,597,095)

Net assets, April 30, 2008	$459,002,037

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($258,594,167 ÷ 20,614,103 shares of common stock issued and outstanding)	$12.54
Maximum sales charge (4.50% of offering price)	.59

Maximum offering price to public	$13.13

Class B
Net asset value, offering price and redemption price per share ($72,923,229 ÷ 5,815,477 shares of common stock issued and outstanding)	$12.54

Class C
Net asset value, offering price and redemption price per share ($46,134,379 ÷ 3,679,219 shares of common stock issued and outstanding)	$12.54

Class L
Net asset value, offering price and redemption price per share ($13,825,860 ÷ 1,102,046 shares of common stock issued and outstanding)	$12.55
Maximum sales charge (4.25% of offering price)	.56

Maximum offering price to public	$13.11

Class M
Net asset value, offering price and redemption price per share ($37,101,188 ÷ 2,958,438 shares of common stock issued and outstanding)	$12.54

Class R
Net asset value, offering price and redemption price per share ($999 ÷ 79.688 shares of common stock issued and outstanding)	$12.54

Class X
Net asset value, offering price and redemption price per share ($10,837,621 ÷ 864,626 shares of common stock issued and outstanding)	$12.53

Class Z
Net asset value, offering price and redemption price per share ($19,584,594 ÷ 1,563,543 shares of common stock issued and outstanding)	$12.53

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	45

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Income
Interest income	$13,046,261
Affiliated dividend income	1,050,189
Affiliated income from securities loaned, net	51,767

Total income	14,148,217

Expenses
Management fee	1,161,422
Distribution fee—Class A	312,353
Distribution fee—Class B	284,252
Distribution fee—Class C	177,947
Distribution fee—Class L	36,205
Distribution fee—Class M	208,930
Distribution fee—Class R	1
Distribution fee—Class X	7,072
Transfer agent’s fee and expenses (including affiliated expense of $147,100) (Note 3)	506,000
Custodian’s fees and expenses	104,000
Reports to shareholders	67,000
Registration fees	60,000
Audit fee	21,000
Legal fees and expenses	13,000
Interest expenses	12,792
Directors’ fees	10,000
Miscellaneous	16,710

Total expenses	2,998,684
Expense waiver (Note 2)	(20,443)
Expense reimbursement (Note 2)	(330,145)

Net expenses	2,648,096

Net investment income	11,500,121

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	457,518
Foreign currency transactions	(1,265,307)
Financial futures transactions	1,612,214
Short sales transactions	(84,727)
Swaps	5,506,473

6,226,171

Net change in unrealized appreciation (depreciation) on:
Investments	(6,963,809)
Foreign currencies	481,531
Financial futures contracts	(467,088)
Short sales	(79,672)
Swaps	(2,430,612)

(9,459,650)

Net loss on investments and foreign currency transactions	(3,233,479)

Net Increase In Net Assets Resulting From Operations	$8,266,642

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$11,500,121	$18,271,876	$14,310,557
Net realized income (loss) on investments and foreign currency transactions	6,226,171	1,359,360	(1,976,447)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,459,650)	(2,788,214)	(49,760)

Net increase in net assets resulting from operations	8,266,642	16,843,022	12,284,350

Dividends from net investment income (Note 1)
Class A	(6,216,442)	(9,885,005)	(9,679,751)
Class B	(1,696,561)	(3,040,968)	(3,243,886)
Class C	(1,063,042)	(1,578,795)	(593,791)
Class L	(341,944)	(526,261)	—
Class M	(940,855)	(1,729,613)	—
Class R	(14)	—	—
Class X	(286,342)	(444,460)	—
Class Z	(564,864)	(661,698)	(827,709)

	(11,110,064)	(17,866,800)	(14,345,137)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	56,406,075	49,467,719	91,172,157
Net asset value of shares issued in connection with merger (Note 7)	—	219,417,955	—
Net asset value of shares issued in reinvestment of dividends	9,951,052	14,899,480	12,614,879
Cost of shares reacquired	(69,037,721)	(124,006,291)	(95,980,135)

Net increase (decrease) in net assets from Fund share transactions	(2,680,594)	159,778,863	7,806,901

Total increase (decrease)	(5,524,016)	158,755,085	5,746,114

Net Assets
Beginning of period	464,526,053	305,770,968	300,024,854

End of period	$459,002,037	$464,526,053	$305,770,968

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	47

Notes to Financial Statements

(Unaudited)

Dryden Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser. This means we invest at least 80% of the Fund’s investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange other than options on securities and indices are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal

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pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2008, there was one security representing $307,177 and 0.1% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Dryden Total Return Bond Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes

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in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial futures contracts, forward currency contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

The Fund is subject to the risk that the market value of the securities it is obligated to repurchase under the agreement decline below the repurchase price.

Options: The Fund may either purchase of write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Dryden Total Return Bond Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2008 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into an interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of agreement. Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open

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market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Fund may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the

Dryden Total Return Bond Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $1 billion and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended April 30, 2008.

Effective March 2, 2007, PI has contractually agreed to waive up to .03 of 1% of the Fund’s management fee on an annualized basis until March 31, 2008, to the extent

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the Fund’s net operating expenses, exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses, exceed .80 of 1% as a result of the Reorganization (Note 7). Additionally, PI has contractually agreed, through February 28, 2009, to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended April 30, 2008, PIMS contractually agreed to limit such fees to .25 of 1%, ..75 of 1%, .75 of 1% and .50 of 1% of the daily net assets of the Class A, Class B, Class C and Class R shares, respectively. The effective distribution rates for Class M and Class X are .95 of 1% and .13 of 1% of the average daily net assets, respectively. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PIMS has advised the Fund that it has received approximately $112,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2008. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2008, it received approximately $300, $52,700, $3,200, $61,800 and $6,400 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA

Dryden Total Return Bond Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2008.

Note 3. Other Transactions with Affiliates

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2008 and the ten-month period ended October 31, 2007, the Fund incurred approximately $80,300 and $122,900, respectively, in total networking fees, of which approximately $30,500 and $56,800, respectively, were paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2008 and the ten-month period ended October 31, 2007, PIM has been compensated approximately $22,200 and $25,600, respectively, for these services.

The Fund invests in the Taxable Money Market Series and Short Term Bond Series (the “Portfolios”), portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolios are money market mutual funds and Short Term Bond Series, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2008 aggregated $1,267,797,295 and

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$1,250,091,468, respectively. United States government securities represent $418,511,621 and $418,155,008 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$573,041,570	$3,715,225	$(18,331,776)	$(14,616,551)

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales.

For federal tax purposes, the Fund had a capital loss carryforward as of October 31, 2007 of approximately $19,549,000 of which $120,000 expires in 2008, $12,945,000 expires in 2010, $45,000 expires in 2013 and $6,439,000 expires in 2014. The Fund utilized approximately $1,049,000 of its capital loss carryforward to offset net taxable gains realized in the ten-month period ended October 31, 2007. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of reorganization. Utilization of these capital loss carry forwards were limited in accordance with income tax regulations. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realized full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an

Dryden Total Return Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Strategic Partners and JennisonDryden funds. Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class X, Class R and Class Z shares, each of which consists of 500 million, 500 million, 400 million, 100 million, 100 million, 200 million, 100 million and 100 million shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	2,287,442	$28,802,059
Shares issued in reinvestment of dividends	447,263	5,619,956
Shares reacquired	(2,507,243)	(31,543,164)

Net increase (decrease) in shares outstanding before conversion	227,462	2,878,851
Shares issued upon conversion from Class B, Class M and Class X	1,120,398	14,046,406

Net increase (decrease) in shares outstanding	1,347,860	$16,925,257

Ten-month period ended October 31, 2007:
Shares sold	2,178,540	$27,320,266
Shares issued in connection with merger	3,223,682	40,908,522
Shares issued in reinvestment of dividends	665,884	8,346,904
Shares reacquired	(5,261,883)	(66,030,101)

Net increase (decrease) in shares outstanding before conversion	806,223	10,545,591
Shares issued upon conversion from Class B, Class M and Class X	1,617,352	20,223,169

Net increase (decrease) in shares outstanding	2,423,575	$30,768,760

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Class A	Shares	Amount
Year ended December 31, 2006:
Shares sold	5,871,727	$73,383,548
Shares issued in reinvestment of dividends	682,868	8,530,409
Shares reacquired	(4,525,966)	(56,509,241)

Net increase (decrease) in shares outstanding before conversion	2,028,629	25,404,716
Shares issued upon conversion from Class B	1,089,006	13,596,764

Net increase (decrease) in shares outstanding	3,117,635	$39,001,480

Class B
Six months ended April 30, 2008:
Shares sold	553,625	$6,985,084
Shares issued in reinvestment of dividends	120,618	1,515,062
Shares reacquired	(684,285)	(8,595,568)

Net increase (decrease) in shares outstanding before conversion	(10,042)	(95,422)
Shares reacquired upon conversion into Class A	(497,744)	(6,226,975)

Net increase (decrease) in shares outstanding	(507,786)	$(6,322,397)

Ten-month period ended October 31, 2007:
Shares sold	584,270	$7,319,557
Shares issued in connection with merger	2,459,838	31,190,747
Shares issued in reinvestment of dividends	202,219	2,532,992
Shares reacquired	(1,369,983)	(17,143,205)

Net increase (decrease) in shares outstanding before conversion	1,876,344	23,900,091
Shares reacquired upon conversion into Class A	(735,986)	(9,214,273)

Net increase (decrease) in shares outstanding	1,140,358	$14,685,818

Year ended December 31, 2006:
Shares sold	413,490	$5,157,911
Shares issued in reinvestment of dividends	224,293	2,800,547
Shares reacquired	(1,587,148)	(19,814,658)

Net increase (decrease) in shares outstanding before conversion	(949,365)	(11,856,200)
Shares reacquired upon conversion into Class A	(1,089,240)	(13,596,764)

Net increase (decrease) in shares outstanding	(2,038,605)	$(25,452,964)

Class C
Six months ended April 30, 2008:
Shares sold	485,039	$6,113,008
Shares issued in reinvestment of dividends	70,629	886,883
Shares reacquired	(640,284)	(8,029,645)

Net increase (decrease) in shares outstanding	(84,616)	$(1,029,754)

Ten-month period ended October 31, 2007:
Shares sold	451,927	$5,675,799
Shares issued in connection with merger	3,095,343	39,248,950
Shares issued in reinvestment of dividends	97,789	1,223,701
Shares reacquired	(957,991)	(11,986,980)

Net increase (decrease) in shares outstanding	2,687,068	$34,161,470

Dryden Total Return Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Year ended December 31, 2006:
Shares sold	392,867	$4,899,188
Shares issued in reinvestment of dividends	39,257	490,499
Shares reacquired	(511,616)	(6,395,202)

Net increase (decrease) in shares outstanding	(79,492)	$(1,005,515)

Class L
Six months ended April 30, 2008:
Shares sold	19,825	$249,679
Shares issued in reinvestment of dividends	26,593	334,176
Shares reacquired	(141,110)	(1,772,589)

Net increase (decrease) in shares outstanding	(94,692)	$(1,188,734)

Period March 5, 2007* through October 31, 2007:
Shares sold	10,548	$132,326
Shares issued in connection with merger	1,505,073	19,099,376
Shares issued in reinvestment of dividends	36,379	455,164
Shares reacquired	(355,262)	(4,442,808)

Net increase (decrease) in shares outstanding	1,196,738	$15,244,058

Class M
Six months ended April 30, 2008:
Shares sold	171,993	$2,168,088
Shares issued in reinvestment of dividends	63,941	803,548
Shares reacquired	(702,357)	(8,807,239)

Net increase (decrease) in shares outstanding before conversion	(466,423)	(5,835,603)
Shares reacquired upon conversion into Class A	(620,830)	(7,814,864)

Net increase (decrease) in shares outstanding	(1,087,253)	$(13,650,467)

Period March 5, 2007* through October 31, 2007:
Shares sold	296,041	$3,714,405
Shares issued in connection with merger	5,938,772	75,303,632
Shares issued in reinvestment of dividends	105,620	1,321,072
Shares reacquired	(1,429,913)	(17,904,187)

Net increase (decrease) in shares outstanding before conversion	4,910,520	62,434,922
Shares reacquired upon conversion into Class A	(864,829)	(10,812,386)

Net increase (decrease) in shares outstanding	4,045,691	$51,622,536

Class R
Period January 11, 2008* through April 30, 2008:
Shares sold	79	$1,000
Shares issued in reinvestment of dividends	1	13
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	80	$1,013

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Class X	Shares	Amount
Six months ended April 30, 2008:
Shares sold	49,130	$618,445
Shares issued in reinvestment of dividends	22,719	285,293
Shares reacquired	(149,174)	(1,876,126)

Net increase (decrease) in shares outstanding before conversion	(77,325)	(972,388)
Shares reacquired upon conversion into Class A	(361)	(4,567)

Net increase (decrease) in shares outstanding	(77,686)	$(976,955)

Period March 5, 2007* through October 31, 2007:
Shares sold	34,409	$431,481
Shares issued in connection with merger	1,077,818	13,666,728
Shares issued in reinvestment of dividends	31,833	397,880
Shares reacquired	(185,878)	(2,326,869)

Net increase (decrease) in shares outstanding before conversion	958,182	12,169,220
Shares reacquired upon conversion into Class A	(15,870)	(196,510)

Net increase (decrease) in shares outstanding	942,312	$11,972,710

Class Z
Six months ended April 30, 2008:
Shares sold	908,644	$11,468,712
Shares issued in reinvestment of dividends	40,343	506,121
Shares reacquired	(674,258)	(8,413,390)

Net increase (decrease) in shares outstanding	274,729	$3,561,443

Ten-month period ended October 31, 2007:
Shares sold	388,803	$4,873,885
Shares issued in reinvestment of dividends	49,682	621,767
Shares reacquired	(332,536)	(4,172,141)

Net increase (decrease) in shares outstanding	105,949	$1,323,511

Year ended December 31, 2006:
Shares sold	616,770	$7,731,510
Shares issued in reinvestment of dividends	63,559	793,424
Shares reacquired	(1,074,840)	(13,261,034)

Net increase (decrease) in shares outstanding	(394,511)	$(4,736,100)

*	Inception date.

Note 7. Reorganization

On March 2, 2007, the Fund acquired all of the net assets of Strategic Partners Total Return Bond Fund (the merged fund), a series of strategic Partners Style Specific Funds (SP Style), pursuant to a plan of reorganization approved by the Strategic Partners Total Return Bond Fund shareholders on December 7, 2006. The acquisition was

Dryden Total Return Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for the corresponding classes of Strategic Partners Total Return Bond Fund.

Strategic Partners Total Return Bond Fund		Dryden Total Return Bond Fund
Class	Shares	Class	Shares	Value
A	4,058,779	A	3,223,682	$40,908,522
B	3,095,206	B	2,459,838	31,190,747
C	3,885,917	C	3,095,343	39,248,950
L	1,894,779	L	1,505,073	19,099,376
M	7,463,194	M	5,938,772	75,303,632
X	1,357,173	X	1,077,818	13,666,728

The aggregate net assets and unrealized appreciation/(depreciation) of the Merged fund immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
Strategic Partners Total Return Bond Fund	$219,417,955	$102,497

The aggregate net assets of Dryden Total Return Fund immediately before the acquisition was $305,842,467.

The Fund acquired a capital loss carryforward from the merger with Strategic Partners Total Return Fund of approximately $4,700,000. The future utilization of the acquired capital loss carryforward may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden Total Return Bond Fund, Inc.	63

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008(a)		Ten-Month Period Ended October 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.62		$12.59

Income from investment operations
Net investment income	.32		.54
Net realized and unrealized gain (loss) on investment transactions	(.09)		.01

Total from investment operations	.23		.55

Less Dividends
Dividends from net investment income	(.31)		(.52)

Net asset value, end of period	$12.54		$12.62

Total Return(c):	1.91%		4.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$258,594		$243,079
Average net assets (000)	$251,255		$237,573
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.95	%(f)	1.01	%(f)
Expenses, excluding distribution and service (12b-1) fees	.70	%(f)	.76	%(f)
Net investment income	5.29	%(f)	5.10	%(f)
Portfolio turnover rate	261	%(g)	326	%(g)

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.10% and 5.14%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.67	$12.94	$12.89	$12.68	$12.59

.62	.54	.50	.42	.65
(.08)	(.22)	.11	.35	.12

.54	.32	.61	.77	.77

(.62)	(.59)	(.56)	(.56)	(.68)

$12.59	$12.67	$12.94	$12.89	$12.68

4.39%	2.50%	4.87%	6.18%	6.38%

$212,105	$173,946	$139,515	$136,268	$120,936
$194,447	$152,629	$134,071	$132,448	$100,691

1.13%	1.16%	1.13%	1.13%	1.12%
.88%	.91%	.88%	.88%	.87%
4.97%	4.21%	3.85%	3.25%	5.30%
387%	264%	384%	707%	658%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	65

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008(a)		Ten-Month Period Ended October 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.61		$12.59

Income from investment operations
Net investment income	.29		.49
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.01)

Total from investment operations	.21		.48

Less Dividends
Dividends from net investment income	(.28)		(.46)

Net asset value, end of period	$12.54		$12.61

Total Return(c):	1.74%		3.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$72,923		$79,746
Average net assets (000)	$76,217		$81,856
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(f)	1.45	%(e)	1.56	%(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)	.76	%(e)
Net investment income	4.80	%(e)	4.57	%(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.60% and 4.64%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets through March 31, 2008.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.67	$12.93	$12.89	$12.68	$12.59

.52	.44	.40	.32	.56
(.08)	(.21)	.11	.35	.12

.44	.23	.51	.67	.68

(.52)	(.49)	(.47)	(.46)	(.59)

$12.59	$12.67	$12.93	$12.89	$12.68

3.59%	1.80%	4.01%	5.39%	5.61%

$65,239	$91,469	$124,469	$153,746	$187,582
$77,544	$109,484	$138,339	$175,196	$191,688

1.88%	1.91%	1.88%	1.88%	1.87%
.88%	.91%	.88%	.88%	.87%
4.18%	3.46%	3.10%	2.50%	4.60%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	67

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008(a)		Ten-Month Period Ended October 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.61		$12.59

Income from investment operations
Net investment income	.29		.51
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.02)

Total from investment operations	.21		.49

Less Dividends
Dividends from net investment income	(.28)		(.47)

Net asset value, end of period	$12.54		$12.61

Total Return(c):	1.75%		3.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,134		$47,465
Average net assets (000)	$47,713		$42,213
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.45	%(f)	1.51	%(f)
Expenses, excluding distribution and service (12b-1) fees	.70	%(f)	.76	%(f)
Net investment income	4.80	%(f)	4.59	%(f)

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.60% and 4.65%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets.
(f)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.67	$12.93	$12.89	$12.68	$12.59

.56	.48	.43	.35	.58
(.08)	(.22)	.11	.36	.13

.48	.26	.54	.71	.71

(.56)	(.52)	(.50)	(.50)	(.62)

$12.59	$12.67	$12.93	$12.89	$12.68

4.03%	2.06%	4.27%	5.65%	5.85%

$13,555	$14,646	$16,955	$20,967	$21,513
$13,295	$15,940	$18,149	$22,593	$19,384

1.63%	1.66%	1.63%	1.63%	1.62%
.88%	.91%	.88%	.88%	.87%
4.45%	3.71%	3.35%	2.75%	4.81%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	69

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2008(b)		From March 5, 2007(a) Through October 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.62		$12.69

Income from investment operations
Net investment income	.31		.40
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.08)

Total from investment operations	.23		.32

Less Dividends
Dividends from net investment income	(.30)		(.39)

Net asset value, end of period	$12.55		$12.62

Total Return(c):	1.86%		2.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,826		$15,099
Average net assets (000)	$14,562		$16,876
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.20	%(e)	1.26	%(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)	.76	%(e)
Net investment income	5.04	%(e)	4.84	%(e)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.35% and 4.89%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

70	Visit our website at www.jennisondryden.com

	Class M
	Six Months Ended April 30, 2008(b)		From March 5, 2007(a) Through October 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.61		$12.68

Income from investment operations
Net investment income	.28		.37
Net realized and unrealized gain (loss) on investment transactions	(.08)		(.09)

Total from investment operations	.20		.28

Less Dividends
Dividends from net investment income	(.27)		(.35)

Net asset value, end of period	$12.54		$12.61

Total Return(c):	1.61%		2.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$37,101		$51,025
Average net assets (000)	$44,324		$62,106
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.65	%(e)	1.76	%(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)	.76	%(e)
Net investment income	4.59	%(e)	4.35	%(e)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.80% and 4.44%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	71

Financial Highlights

(Unaudited) continued

	Class R
	From January 14, 2008(a) Through April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.71

Income from investment operations
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	—

Less Dividends
Dividends from net investment income	(.17)

Net asset value, end of period	$12.54

Total Return(c):	(.07)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$1
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.20	%(f)
Expenses, excluding distribution and service (12b-1) fees	.70	%(f)
Net investment income	5.08	%(f)

(a)	Inception date of Class R shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.35% and 4.93%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets.
(f)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.jennisondryden.com

	Class X
	Six Months Ended April 30, 2008(b)		From March 5, 2007(a) Through October 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.61		$12.68

Income from investment operations
Net investment income	.33		.44
Net realized and unrealized gain (loss) on investment transactions	(.09)		(.07)

Total from investment operations	.24		.37

Less Dividends
Dividends from net investment income	(.32)		(.44)

Net asset value, end of period	$12.53		$12.61

Total Return(c):	1.98%		2.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,838		$11,879
Average net assets (000)	$11,290		$12,751
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.83	%(e)	.76	%(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)	.76	%(e)
Net investment income	5.42	%(e)	5.34	%(e)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 0.98% and 5.27%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	73

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2008(a)		Ten-Month Period Ended October 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.60		$12.57

Income from investment operations
Net investment income	.35		.56
Net realized and unrealized gain (loss) on investment transactions	(.09)		.02

Total from investment operations	.26		.58

Less Dividends
Dividends from net investment income	(.33)		(.55)

Net asset value, end of period	$12.53		$12.60

Total Return(c):	2.12%		4.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,585		$16,233
Average net assets (000)	$21,759		$15,145
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.70	%(e)	.76	%(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)	.76	%(e)
Net investment income	5.54	%(e)	5.35	%(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 0.85% and 5.39%, respectively, for the six months ended April 30, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

74	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.66	$12.93	$12.88	$12.67	$12.58

.63	.54	.53	.45	.68
(.06)	(.19)	.11	.35	.12

.57	.35	.64	.80	.80

(.66)	(.62)	(.59)	(.59)	(.71)

$12.57	$12.66	$12.93	$12.88	$12.67

4.61%	2.75%	5.13%	6.44%	6.64%

$14,871	$19,963	$60,617	$70,981	$61,425
$15,799	$25,208	$59,736	$66,448	$51,861

.88%	.91%	.88%	.88%	.87%
.88%	.91%	.88%	.88%	.87%
5.16%	4.45%	4.10%	3.51%	5.54%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	75

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	N/A	N/A	N/A	N/A	PDBZX
CUSIP	262492101	262492200	262492309	262492507	262492606	262492804	262492705	262492408

MF166E2    IFS-A149379    Ed. 06/2008

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*         /s/ Deborah A. Docs

                                                           Deborah A. Docs

                                                           Secretary

Date           June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Judy A. Rice

                                                       Judy A. Rice

                                                       President and Principal Executive Officer

Date         June 24, 2008

By (Signature and Title)*     /s/ Grace C. Torres

                                                       Grace C. Torres

                                                       Treasurer and Principal Financial Officer

Date           June 24, 2008

* Print the name and title of each signing officer under his or her signature.